Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Derivative Liability Acitivity	Derivative liability activity for the nine months ended September 30, 2025, is summarized in the table below:
December 31, 2024	$4,685,675
Gain on revaluation	(3,513,655)
September 30, 2025	$1,172,020

Derivative liability activity for the years ended December 31, 2024, and 2023, is summarized in the table below:

December 31, 2022	$568,912
True-up features issued	-
Settled upon conversion or exercise	(501,740)
Loss on revaluation	85,773
December 31, 2023	$152,945
True-up features settled	(152,945)
Establishment upon default provisions	100,551
Loss on revaluation	4,585,124
December 31, 2024	$4,685,675

Schedule of Valuation Assumptions

The Company uses a Monte Carlo model to value the true-up obligation features of its notes payable that create derivative liabilities. The following tables summarize the assumptions for the valuations:

	December 31,	December 31,
	2024	2023
Volatility	-	475.7%
Stock Price	$-	$0.0250
Risk-free interest rates	-%	5.21%
Term (years)	-	0.39